Disclosures on Individual Items of the Financial Statements (Details) - Schedule of cost of goods sold - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of goods sold [Abstract]
Cost of materials	€ 26,433	€ 38,100	€ 19,138
Personnel expenses	3,097	2,819	1,632
Depreciation and amortization	3,103	1,515	470
Other expenses	2,677	3,114	979
Total	€ 35,310	€ 45,548	€ 22,219